Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Babcock International Group PLC	33,373	$218,060
Chemring Group PLC	35,958	162,262
QinetiQ Group PLC	67,213	355,391
		735,713
Air Freight & Logistics — 0.7%
International Distributions Services PLC	82,231	373,337
Automobile Components — 0.6%
AB Dynamics PLC	2,424	62,922
Dowlais Group PLC	181,476	136,865
TI Fluid Systems PLC(a)	49,298	120,566
		320,353
Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	33,068	44,696
Banks — 1.1%
Bank of Georgia Group PLC	4,713	280,962
Close Brothers Group PLC(b)	19,953	56,821
TBC Bank Group PLC	5,543	213,712
		551,495
Beverages — 1.6%
AG Barr PLC	12,878	101,269
Britvic PLC	31,216	512,399
C&C Group PLC	50,803	95,673
Fevertree Drinks PLC	13,870	123,013
		832,354
Biotechnology — 0.4%
Genus PLC	8,717	190,598
Broadline Retail — 1.3%
B&M European Value Retail SA	132,514	585,295
THG PLC(b)	100,783	61,325
		646,620
Building Products — 0.7%
Genuit Group PLC	32,894	169,726
Volution Group PLC	26,121	184,988
		354,714
Capital Markets — 13.1%
abrdn PLC	243,005	436,091
AJ Bell PLC	43,622	263,380
Alpha Group International PLC	4,742	132,144
Ashmore Group PLC	61,160	136,452
Bridgepoint Group PLC(a)	32,580	143,356
CMC Markets PLC(a)	14,776	51,987
Foresight Group Holdings Ltd.	9,171	48,779
IG Group Holdings PLC	47,429	577,862
Impax Asset Management Group PLC	11,815	50,138
IntegraFin Holdings PLC	37,178	186,143
Intermediate Capital Group PLC	38,368	1,033,946
Investec PLC	80,912	587,367
IP Group PLC(b)	129,417	72,458
JTC PLC(a)	21,028	271,317
Jupiter Fund Management PLC	61,156	64,978
Man Group PLC/Jersey	157,032	420,383
Molten Ventures PLC(b)	20,895	83,885
Ninety One PLC	41,283	84,051
Plus500 Ltd.	9,858	321,874
Polar Capital Holdings PLC	11,241	77,240
Quilter PLC(a)	185,363	353,562
Rathbones Group PLC	5,998	127,304
Security	Shares	Value
Capital Markets (continued)
St. James's Place PLC	71,818	$825,207
TP ICAP Group PLC	100,160	334,553
XPS Pensions Group PLC	24,746	113,808
		6,798,265
Chemicals — 1.4%
Elementis PLC	77,966	132,044
Essentra PLC	37,226	68,589
Johnson Matthey PLC	23,107	399,747
Victrex PLC	11,490	126,175
		726,555
Commercial Services & Supplies — 1.3%
Finablr PLC(a)(b)(d)	61,710	1
Johnson Service Group PLC	54,721	100,267
Mitie Group PLC	161,407	223,940
Renewi PLC	9,415	97,354
Serco Group PLC	138,137	275,765
		697,327
Communications Equipment — 0.3%
Spirent Communications PLC(b)	76,390	166,508
Construction & Engineering — 2.1%
Balfour Beatty PLC	68,255	391,178
Keller Group PLC	9,152	173,093
Kier Group PLC	59,764	111,211
Morgan Sindall Group PLC	6,010	291,249
Renew Holdings PLC	10,447	138,250
		1,104,981
Construction Materials — 1.4%
Breedon Group PLC	36,291	212,883
Forterra PLC(a)	26,819	61,017
Ibstock PLC(a)	51,995	123,324
Marshalls PLC	30,056	121,236
RHI Magnesita NV	2,188	86,116
SigmaRoc PLC(b)	117,742	115,858
		720,434
Consumer Staples Distribution & Retail — 0.6%
Ocado Group PLC(b)	71,375	287,081
Containers & Packaging — 2.6%
DS Smith PLC	182,234	1,351,116
Distributors — 0.9%
Inchcape PLC	48,011	470,511
Diversified Consumer Services — 0.3%
Auction Technology Group PLC(b)(c)	13,511	88,711
Me Group International PLC	27,348	76,210
		164,921
Diversified REITs — 2.8%
British Land Co. PLC (The)	131,883	652,387
Custodian Property Income REIT PLC	58,581	60,246
LondonMetric Property PLC	270,275	666,856
Picton Property Income Ltd.	71,248	62,283
		1,441,772
Diversified Telecommunication Services — 0.7%
Gamma Communications PLC	12,005	241,357
Helios Towers PLC(b)	97,280	121,804
		363,161
Electrical Equipment — 0.3%
DiscoverIE Group PLC	12,720	100,997

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Volex PLC	17,813	$65,380
		166,377
Electronic Equipment, Instruments & Components — 1.6%
Oxford Instruments PLC	7,662	200,840
Renishaw PLC	4,805	191,366
Spectris PLC	13,054	421,045
		813,251
Energy Equipment & Services — 0.3%
Hunting PLC	19,610	75,572
John Wood Group PLC(b)	86,908	58,500
		134,072
Entertainment — 0.1%
Team17 Group PLC(b)	15,285	40,066
Financial Services — 1.7%
Burford Capital Ltd.	26,070	351,964
OSB Group PLC	49,838	254,314
Paragon Banking Group PLC	27,456	263,880
		870,158
Food Products — 2.7%
Cranswick PLC	7,141	450,694
Greencore Group PLC(b)	59,024	148,708
Hilton Food Group PLC	10,066	116,045
Premier Foods PLC	86,020	214,096
Tate & Lyle PLC	50,751	475,941
		1,405,484
Ground Transportation — 0.7%
Firstgroup PLC	81,251	156,529
Mobico Group PLC(b)	64,855	71,673
Zigup PLC	28,323	136,716
		364,918
Health Care Equipment & Supplies — 1.4%
Advanced Medical Solutions Group PLC	28,392	76,952
ConvaTec Group PLC(a)	216,482	649,309
		726,261
Health Care Providers & Services — 0.4%
CVS Group PLC(c)	9,470	102,426
Spire Healthcare Group PLC(a)	37,346	107,160
		209,586
Health Care REITs — 1.1%
Assura PLC	407,672	205,697
Care Reit PLC, Class B	43,762	45,528
Primary Health Properties PLC	176,437	213,844
Target Healthcare REIT PLC	81,880	87,518
		552,587
Health Care Technology — 0.2%
Craneware PLC	3,966	121,622
Hotels, Restaurants & Leisure — 4.9%
Carnival PLC(b)	18,161	416,655
Deliveroo PLC(a)(b)	137,871	262,976
Domino's Pizza Group PLC	47,097	203,997
Greggs PLC	13,499	464,117
Hollywood Bowl Group PLC	22,816	92,903
J D Wetherspoon PLC	11,424	93,324
Mitchells & Butlers PLC(b)	35,529	111,460
Playtech PLC(b)	32,665	303,006
Rank Group PLC	24,871	27,596
SSP Group PLC	105,413	214,769
Trainline PLC(a)(b)	60,030	311,071
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Young & Co's Brewery PLC, Series A, Class A	4,267	$52,667
		2,554,541
Household Durables — 1.8%
Bellway PLC	15,664	500,076
Crest Nicholson Holdings PLC	32,221	67,860
Vistry Group PLC(b)	41,781	349,064
		917,000
Independent Power and Renewable Electricity Producers — 0.8%
Drax Group PLC	50,183	426,209
Industrial REITs — 1.3%
Tritax Big Box REIT PLC	294,737	521,678
Urban Logistics REIT PLC	62,647	87,049
Warehouse REIT PLC	53,427	57,010
		665,737
Insurance — 5.0%
Beazley PLC	84,419	834,045
Conduit Holdings Ltd.	20,723	127,578
Direct Line Insurance Group PLC	173,123	516,845
Hiscox Ltd.	44,867	599,401
Just Group PLC	137,124	249,860
Lancashire Holdings Ltd.	32,213	260,283
		2,588,012
Interactive Media & Services — 2.3%
MONY Group PLC	67,398	168,091
Rightmove PLC	104,034	855,315
Trustpilot Group PLC(a)(b)	43,828	163,961
		1,187,367
IT Services — 1.6%
Computacenter PLC	9,948	281,920
FDM Group Holdings PLC	12,359	50,874
Kainos Group PLC	11,629	114,827
NCC Group PLC	38,692	78,183
Softcat PLC	15,823	317,715
		843,519
Leisure Products — 1.5%
Games Workshop Group PLC	4,350	782,643
Life Sciences Tools & Services — 0.3%
Oxford Nanopore Technologies PLC(b)(c)	75,567	152,983
Machinery — 5.4%
Bodycote PLC	24,430	192,712
IMI PLC	33,877	784,797
Judges Scientific PLC(c)	789	84,333
Morgan Advanced Materials PLC	37,673	127,377
Rotork PLC	112,225	475,013
Vesuvius PLC	27,575	146,492
Weir Group PLC (The)	34,273	969,674
		2,780,398
Marine Transportation — 0.4%
Clarkson PLC	3,858	195,518
Media — 1.9%
4imprint Group PLC	3,719	239,487
Future PLC	13,865	159,265
ITV PLC	464,248	429,654
Next 15 Group PLC(c)	11,346	61,719
YouGov PLC	15,555	87,287
		977,412

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 1.3%
Atalaya Mining PLC	14,866	$67,342
Greatland Gold PLC(b)	1,175,665	108,309
Hill & Smith PLC	10,620	278,981
Hochschild Mining PLC(b)	44,145	120,184
Pan African Resources PLC	253,007	111,230
		686,046
Multi-Utilities — 0.4%
Telecom Plus PLC	9,428	215,940
Office REITs — 1.3%
CLS Holdings PLC	21,373	22,040
Derwent London PLC	12,600	338,935
Great Portland Estates PLC	44,189	169,810
Workspace Group PLC	19,001	136,121
		666,906
Oil, Gas & Consumable Fuels — 1.8%
Diversified Energy Co. PLC	6,156	100,237
Energean PLC	20,589	265,129
Harbour Energy PLC	76,046	250,951
Serica Energy PLC	36,219	59,279
Tullow Oil PLC(b)(c)	154,010	40,487
Yellow Cake PLC(a)(b)	28,628	198,399
		914,482
Passenger Airlines — 1.5%
easyJet PLC	40,027	281,675
JET2 PLC	24,090	482,642
		764,317
Personal Care Products — 0.1%
PZ Cussons PLC	31,591	31,986
Pharmaceuticals — 0.3%
Indivior PLC, NVS(b)(c)	14,529	163,830
Professional Services — 1.2%
Hays PLC	209,525	209,852
Learning Technologies Group PLC(c)	78,433	90,620
Pagegroup PLC	41,213	189,083
RWS Holdings PLC	36,507	71,545
SThree PLC	17,888	81,487
		642,587
Real Estate Management & Development — 1.8%
Grainger PLC	93,007	276,932
International Workplace Group PLC	100,200	212,835
Savills PLC	17,175	234,716
Sirius Real Estate Ltd.	199,392	219,845
		944,328
Residential REITs — 1.5%
Empiric Student Property PLC	87,639	98,134
Home REIT PLC(b)(d)	103,572	30,088
PRS REIT PLC (The)	68,884	91,122
UNITE Group PLC (The)	51,615	578,715
		798,059
Retail REITs — 1.4%
Hammerson PLC, NVS(c)	62,572	232,967
Shaftesbury Capital PLC	193,386	336,444
Supermarket Income REIT PLC	164,522	149,264
		718,675
Semiconductors & Semiconductor Equipment — 0.1%
Alphawave IP Group PLC(b)(c)	44,151	69,132
Security	Shares	Value
Software — 1.0%
Alfa Financial Software Holdings PLC(a)	17,181	$48,206
Bytes Technology Group PLC	30,210	174,334
Cerillion PLC	2,362	55,001
FD Technologies PLC(b)	3,353	86,184
GB Group PLC	33,350	160,663
		524,388
Specialized REITs — 1.2%
Big Yellow Group PLC	24,671	336,529
Safestore Holdings PLC	28,844	273,323
		609,852
Specialty Retail — 2.9%
AO World PLC(b)	42,135	57,261
ASOS PLC(b)(c)	5,915	28,345
boohoo Group PLC(b)(c)	75,392	32,291
Currys PLC(b)(c)	134,674	136,493
Dunelm Group PLC	17,352	252,590
Frasers Group PLC(b)	14,862	139,493
Halfords Group PLC	26,012	49,715
Moonpig Group PLC(b)	43,256	137,603
Pets at Home Group PLC	58,153	172,117
Watches of Switzerland Group PLC(a)(b)	30,045	177,893
WH Smith PLC	17,258	270,107
Wickes Group PLC	31,956	59,936
		1,513,844
Technology Hardware, Storage & Peripherals — 0.1%
Raspberry PI Holdings PLC(b)	11,490	53,189
Textiles, Apparel & Luxury Goods — 1.7%
Burberry Group PLC	47,338	541,829
Coats Group PLC	210,935	258,649
Dr. Martens PLC	74,279	65,216
		865,694
Trading Companies & Distributors — 5.7%
Ashtead Technology Holdings PLC	10,603	74,340
Diploma PLC	17,702	1,005,556
Grafton Group PLC	23,651	283,402
Howden Joinery Group PLC	72,575	754,718
RS Group PLC	62,582	569,232
Travis Perkins PLC	28,054	271,478
		2,958,726
Water Utilities — 0.6%
Penno Group PLC	37,762	289,840
Wireless Telecommunication Services — 0.3%
Airtel Africa PLC(a)	121,821	163,621
Total Long-Term Investments — 99.3% (Cost: $62,613,043)		51,413,675
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	590,694	590,989

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	20,000	$20,000
Total Short-Term Securities — 1.2% (Cost: $610,627)		610,989
Total Investments — 100.5% (Cost: $63,223,670)		52,024,664
Liabilities in Excess of Other Assets — (0.5)%		(260,501)
Net Assets — 100.0%		$51,764,163

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$697,540	$—	$(106,537)(a)	$59	$(73)	$590,989	590,694	$2,393 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	—	(10,000)(a)	—	—	20,000	20,000	266	—
				$59	$(73)	$610,989		$2,659	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	6	12/20/24	$317	$3,025
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$20,661,191	$30,722,395	$30,089	$51,413,675
Short-Term Securities
Money Market Funds	610,989	—	—	610,989
	$21,272,180	$30,722,395	$30,089	$52,024,664
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$3,025	$—	$3,025

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust